CAPITAL RISK MANAGEMENT - Available Liquidity (Details) $ in Millions	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Jul. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)
Disclosure of classes of share capital [line items]
Cash and cash equivalents	$ 715,000,000			$ 2,484,000,000		$ 494,000,000
Borrowings	18,873,000,000			18,373,000,000
Short-term borrowings	2,200,000,000			1,221,000,000
Total	6,494,000,000			6,985,000,000
Net available	4,213,000,000			5,653,000,000
Revolving and Letters of Credit
Disclosure of classes of share capital [line items]
Borrowings	80,000,000			109,000,000
Revolving Credit Facility
Disclosure of classes of share capital [line items]
Maximum borrowing capacity	4,000,000,000			3,200,000,000
Borrowings	8,000,000			8,000,000
Net available	3,098,000,000			2,619,000,000
Letters of Credit
Disclosure of classes of share capital [line items]
Maximum borrowing capacity	72,000,000			101,000,000
Borrowings	72,000,000			101,000,000
Net available	0			0
Non-Revolving Credit Facility Borrowings and Accounts Receivable Securitization
Disclosure of classes of share capital [line items]
Borrowings	1,307,000,000
Non-revolving credit facility borrowings
Disclosure of classes of share capital [line items]
Maximum borrowing capacity	507,000,000
Borrowings	507,000,000
Net available	0
Short-term borrowings	507,000,000	$ 400	$ 1,200,000,000	0	$ 0
Receivables securitization program
Disclosure of classes of share capital [line items]
Net available	400,000,000			550,000,000
Trade receivables, maximum commitment	1,200,000,000			1,200,000,000
Short-term borrowings	800,000,000			650,000,000		$ 650,000,000
US CP Program
Disclosure of classes of share capital [line items]
Borrowings	$ 894,000,000			$ 573,000,000